Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Sales	$ 836,664	$ 423,683
Cost of sales	628,282	364,346
Gross Profit	208,382	59,337
Operating expenses
Depreciation and amortization	141,054	209,183
Consulting and professional fees	2,693,399	2,699,100
Personnel expenses	495,699	486,505
General and administrative expenses	1,260,712	323,347
Total operating expenses	4,590,864	3,718,135
Operating loss	(4,382,482)	(3,658,798)
Other income (expenses):
Finance income	6,492	39
Finance expense	(100,107)	(121,396)
Foreign exchange gain (loss), net	(133,015)	41,711
Gain on debt settlement	27,554	113,037
Other income	238,553	7,055
Change in fair value of financial assets measured at FVTPL		(264,655)
Gain on sale of subsidiary	198,780
Write-off of AP, net	475,816	170,630
Write-off of holdback payable	400,000
Total Other income	1,114,073	(53,579)
Net loss from continuing operations	(3,268,409)	(3,712,377)
Loss from discontinued operation	(827,620)	(28,562,693)
Net loss	(4,096,029)	(32,275,070)
Translation adjustment	(101,188)	(39,412)
Comprehensive loss	$ (4,197,217)	$ (32,314,482)
Loss per share from continuing operations – basic (in Dollars per share)	$ (3.14)	$ (65.92)
Loss per share from continuing operations — diluted (in Dollars per share)	(3.14)	(65.92)
Loss per share – basic (in Dollars per share)	(3.93)	(573.11)
Loss per share — diluted (in Dollars per share)	$ (3.93)	$ (573.11)
Weighted average common shares outstanding (in Shares)	1,042,014	56,316